FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Swaps (Details) - Currency risk - Currency swap	Dec. 31, 2021 USD ($)
Term Loan Effective May 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 399,400,000
Fixed-variable interest rate paid	3.174%
Fixed/variable interest rate received	2.75%
Fixed foreign exchange rate paid	1.2976
4.250% USD senior secured notes ("4.250% 2025 Secured Notes")
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500,000,000.0
Fixed-variable interest rate paid	4.805%
Fixed/variable interest rate received	4.25%
Fixed foreign exchange rate paid	1.4198
5.125% 2026 Secured Notes Effective Dec 16, 2019
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500,000,000.0
Fixed-variable interest rate paid	5.725%
Fixed/variable interest rate received	5.125%
Fixed foreign exchange rate paid	1.3245
8.500% 2027 Notes Effective Apr 23, 2019 Swap One
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 48,000,000.0
Fixed-variable interest rate paid	8.399%
Fixed/variable interest rate received	8.50%
Fixed foreign exchange rate paid	1.3355
8.500% 2027 Notes Effective Apr 23, 2019 Swap Two
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 300,000,000.0
Fixed-variable interest rate paid	8.419%
Fixed/variable interest rate received	8.50%
Fixed foreign exchange rate paid	1.3355
4.000% 2028 Notes Effective Nov 23, 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500,000,000.0
Fixed-variable interest rate paid	4.524%
Fixed/variable interest rate received	4.00%
Fixed foreign exchange rate paid	1.3112
8.828% 2027 Notes Effective Date June 8 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 348,000,000.0
Fixed-variable interest rate paid	8.50%
Fixed/variable interest rate received	8.828%
Fixed foreign exchange rate paid	1.2026
4.750% 2029 Notes Effective June 8, 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 350,000,000.0
Fixed-variable interest rate paid	5.317%
Fixed/variable interest rate received	4.75%
Fixed foreign exchange rate paid	1.2026